Components of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Net unrealized (losses) gains on available for sale securities, Before Tax Amount	$ (1,032)	$ (288)
Net unrealized (losses) gains on available for sale securities, Tax Effects	351	98
Net unrealized (losses) gains on available for sale securities, Net of Tax Amount	(681)	(190)
Accumulated Other Comprehensive Income (Loss), Before Tax Amount	(1,032)	(288)
Accumulated Other Comprehensive Income (Loss), Tax Effects	351	98
Accumulated other comprehensive income (loss), Net of Tax	$ (681)	$ (190)